T. ROWE PRICE Retirement 2030 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 23 .3%
T. Rowe Price Funds:
New Income Fund  2,009,762 121,915 62,783 213,126,876 2,097,169
International Bond Fund (USD
Hedged)  676,980 21,068 21,913 66,585,274 679,170
Dynamic Global Bond Fund  498,530 37,159 15,848 51,429,663 505,039
Limited Duration Inflation
Focused Bond Fund  659,982 1,181 183,185 88,182,307 483,239
U.S. Treasury Long-Term Index
Fund  453,675 10,069 18,911 40,589,355 479,360
Emerging Markets Bond Fund  377,520 18,259 17,912 33,416,363 382,283
High Yield Fund  368,154 10,892 15,994 54,480,973 366,112
Floating Rate Fund  235,941 14,418 7,842 25,361,040 242,198
Total Bond Mutual Funds (Cost $ 5,125,185 ) 5,234,570
EQUITY MUTUAL FUNDS 75 .0%
T. Rowe Price Funds:
Value Fund  2,997,423 2,063 81,676 58,107,763 2,993,131
Equity Index 500 Fund  2,881,839 41,894 115,151 24,358,283 2,915,443
Growth Stock Fund (2) 2,693,574 3,778 38,382 24,509,570 2,890,659
International Value Equity Fund  1,422,555 960 51,841 83,531,319 1,347,360
Overseas Stock Fund  1,376,716 893 47,819 96,769,393 1,308,322
International Stock Fund  1,295,360 825 84,694 51,660,201 1,175,270
Mid-Cap Growth Fund  651,513 426 19,102 5,130,809 669,365
Mid-Cap Value Fund  777,090 453 92,521 18,035,048 627,800
Emerging Markets Stock Fund  683,894 442 36,672 10,834,282 584,618
Small-Cap Stock Fund  484,889 304 12,368 6,504,249 485,282
Small-Cap Value Fund  473,128 291 13,780 7,247,864 465,313
Real Assets Fund  467,596 311 16,754 30,316,302 449,894
New Horizons Fund (2) 366,110 230 8,292 4,154,583 405,695
Emerging Markets Discovery
Stock Fund  258,571 82,589 2,980 20,583,583 332,013
U.S. Large-Cap Core Fund  212,642 177 8,778 5,852,580 217,950
Total Equity Mutual Funds (Cost $ 8,442,597 ) 16,868,115
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund (2) 2,759 90,750 89,989 36,320 3,524
Total Other Mutual Funds (Cost $ 3,523 ) 3,524

T. ROWE PRICE Retirement 2030 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .6%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 189,184 552,820 376,407 365,596,534 365,597
Total Short-Term Investments (Cost $ 365,597 ) 365,597
Total Investments in Securities 99.9%
(Cost $13,936,902) $ 22,471,806
Other Assets Less Liabilities 0.1% 17,142
Net Assets 100.0% $ 22,488,948
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2030 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 576 MSCI EAFE Index contracts 9/21 (67,723) $ 488
Short, 2,068 Russell 2000 E-Mini Index contracts 9/21 (234,842) 4,962
Short, 1,117 S&P 500 E-Mini Index contracts 9/21 (252,470) (14,585)
Net payments (receipts) of variation margin to date 8,985
Variation margin receivable (payable) on open futures contracts $ (150)

T. ROWE PRICE Retirement 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 25 $ (14,802) $ 4,465
Emerging Markets Bond Fund  (1,094) 4,416 5,040
Emerging Markets Discovery Stock Fund  829 (6,167) —
Emerging Markets Stock Fund  28,973 (63,046) —
Equity Index 500 Fund  101,915 106,861 10,006
Floating Rate Fund  (161) (319) 2,713
Growth Stock Fund  94,914 231,689 —
High Yield Fund  237 3,060 5,067
International Bond Fund (USD Hedged)  256 3,035 3,400
International Stock Fund  40,775 (36,221) —
International Value Equity Fund  8,015 (24,314) —
Limited Duration Inflation Focused Bond Fund  4,038 5,261 —
Mid-Cap Growth Fund  13,466 36,528 —
Mid-Cap Value Fund  27,679 (57,222) —
New Horizons Fund  9,211 47,647 —
New Income Fund  464 28,275 10,056
Overseas Stock Fund  20,718 (21,468) —
Real Assets Fund  2,690 (1,259) —
Small-Cap Stock Fund  9,652 12,457 —
Small-Cap Value Fund  7,317 5,674 —
Transition Fund  11 4 —
U.S. Large-Cap Core Fund  1,384 13,909 —
U.S. Treasury Long-Term Index Fund  (3,001) 34,527 2,345
Value Fund  50,633 75,321 —
U.S. Treasury Money Fund, 0.06% — — 52
Totals $ 418,946 # $ 383,846 $ 43,144 +
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $43,144 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2030 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2030 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F142-054Q1 08/21